Risk Management - Schedule of Analysis of Capital Sufficiency (Basel Ratio) (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Reference Equity (PR) [Member]
Schedule of Analysis of Capital Sufficiency (Basel Ratio) [Line Items]
Reference Equity	[1]	R$ 1,296,697	R$ 1,077,498
Level I [Member]
Schedule of Analysis of Capital Sufficiency (Basel Ratio) [Line Items]
Reference Equity	[1]	1,022,245	833,550
Principal capital [Member]
Schedule of Analysis of Capital Sufficiency (Basel Ratio) [Line Items]
Reference Equity	[1]	586,070	613,508
Supplementary capital [Member]
Schedule of Analysis of Capital Sufficiency (Basel Ratio) [Line Items]
Reference Equity	[1]	436,175	220,042
Level II [Member]
Schedule of Analysis of Capital Sufficiency (Basel Ratio) [Line Items]
Reference Equity	[1]	274,452	243,948
Subordinated Financial Bills Eligible for Capital [Member]
Schedule of Analysis of Capital Sufficiency (Basel Ratio) [Line Items]
Reference Equity	[1]	R$ 274,452	R$ 243,948
Basel Ratio [Member]
Schedule of Analysis of Capital Sufficiency (Basel Ratio) [Line Items]
Basel Ratio	[1],[2]	22.60%	17.90%
Tier I Capital [Member]
Schedule of Analysis of Capital Sufficiency (Basel Ratio) [Line Items]
Basel Ratio	[1],[2]	17.80%	13.90%
Tier II Capital [Member]
Schedule of Analysis of Capital Sufficiency (Basel Ratio) [Line Items]
Basel Ratio	[1],[2]	4.80%	4.00%
Total risk-weighted exposure [Member]
Schedule of Analysis of Capital Sufficiency (Basel Ratio) [Line Items]
Total risk-weighted exposure	[1]	R$ 5,741,744	R$ 5,992,233
Credit risk [Member]
Schedule of Analysis of Capital Sufficiency (Basel Ratio) [Line Items]
Total risk-weighted exposure	[1]	3,511,133	3,812,736
Market risk [Member]
Schedule of Analysis of Capital Sufficiency (Basel Ratio) [Line Items]
Total risk-weighted exposure	[1]	1,670,339	1,750,868
Operating risk [Member]
Schedule of Analysis of Capital Sufficiency (Basel Ratio) [Line Items]
Total risk-weighted exposure	[1]	R$ 560,272	R$ 428,629

[1]	The information pertains to BR Partners Banco de Investimento S.A., which follows the Central Bank of Brazil’s regulations for calculating the capital ratio.
[2]	BR Partners Banco de Investimento S.A. is subject to the new regulations established by CMN Resolution 4966/21 of the National Monetary Council (CMN) and BCB Resolution 352/23 of the Brazilian Central Bank. These resolutions establish new accounting concepts and criteria applicable to financial instruments, which must be observed by financial institutions and other institutions authorized to operate by the Brazilian Central Bank (BACEN). The estimated impacts of the new BACEN resolutions, which is effective since January 1, 2025, are approximately a reduction of R$ 4 million in Reference Equity, with an estimated reduction of 0.07 percentage points on the Basel Ratio.